GOTHAM ENHANCED 500 FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 95.1%
Automobiles & Components — 1.0%
BorgWarner, Inc.	204	$8,850
General Motors Co.	6,545	239,547
Harley-Davidson, Inc.	451	16,773

		265,170

Banks — 0.6%
JPMorgan Chase & Co.	726	101,204
US Bancorp	1,089	64,567

		165,771

Capital Goods — 19.8%
3M Co.	1,828	322,496
Allegion PLC (Ireland)	200	24,908
Arconic, Inc.	2,114	65,048
Caterpillar, Inc.	1,111	164,072
Cummins, Inc.	1,834	328,213
Dover Corp.	22	2,536
Eaton Corp. PLC (Ireland)	4,939	467,822
Emerson Electric Co.	2,152	164,111
Fortune Brands Home & Security, Inc.	422	27,573
Honeywell International, Inc.(a)	2,611	462,147
Illinois Tool Works, Inc.(a)	793	142,447
Ingersoll-Rand PLC (Ireland)	1,884	250,421
Jacobs Engineering Group, Inc.	1,358	121,989
Johnson Controls International PLC (Ireland)	9,167	373,189
L3Harris Technologies, Inc.	1,033	204,400
Lockheed Martin Corp.(a)	2,407	937,238
Masco Corp.	735	35,273
Northrop Grumman Corp.	688	236,651
Parker-Hannifin Corp.	278	57,218
Pentair PLC (Ireland)	787	36,100
Raytheon Co.	734	161,289
Rockwell Automation, Inc.	6	1,216
TransDigm Group, Inc.	242	135,520
United Technologies Corp.(a)	2,898	434,004
Westinghouse Air Brake Technologies Corp.	774	60,217

		5,216,098

Commercial & Professional Services — 0.5%
Cintas Corp.	445	119,741

Consumer Durables & Apparel — 0.5%
Hanesbrands, Inc.	605	8,984
Leggett & Platt, Inc.	360	18,299
Mohawk Industries, Inc.*	335	45,687

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Newell Brands, Inc.	1,522	$29,253
Whirlpool Corp.	235	34,670

		136,893

Consumer Services — 0.5%
Hilton Worldwide Holdings, Inc.	143	15,860
McDonald’s Corp.	449	88,727
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	502	29,322

		133,909

Diversified Financials — 4.4%
American Express Co.	516	64,237
Berkshire Hathaway, Inc., Class B*	411	93,092
BlackRock, Inc.	87	43,735
Discover Financial Services	2,935	248,947
Moody’s Corp.	1,059	251,417
Nasdaq, Inc.	37	3,963
S&P Global, Inc.(a)	1,470	401,384
T Rowe Price Group, Inc.	354	43,131

		1,149,906

Energy — 2.9%
Apache Corp.	1,050	26,870
Chevron Corp.(a)	3,101	373,701
ConocoPhillips	229	14,892
Marathon Petroleum Corp.	1,221	73,565
Phillips 66	1,847	205,774
TechnipFMC PLC (United Kingdom)	1,571	33,682
Valero Energy Corp.	238	22,289

		750,773

Food & Staples Retailing — 1.5%
Sysco Corp.	35	2,994
Walmart, Inc.(a)	3,218	382,427

		385,421

Food, Beverage & Tobacco — 7.6%
Altria Group, Inc.	104	5,191
Campbell Soup Co.	1,868	92,317
Coca-Cola Co. (The)	2,650	146,678
General Mills, Inc.	6,325	338,767
Hershey Co. (The)	2,138	314,243
Kellogg Co.	1,356	93,781
Molson Coors Beverage Co., Class B	935	50,396
Mondelez International, Inc., Class A(a)	6,980	384,458
PepsiCo, Inc.	1,701	232,476

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.(a)	4,139	$352,188

		2,010,495

Health Care Equipment & Services — 5.6%
AmerisourceBergen Corp.	128	10,883
CVS Health Corp.(a)	13,103	973,422
Henry Schein, Inc.(a)*	812	54,177
Humana, Inc.(a)	390	142,943
McKesson Corp.	624	86,312
Medtronic PLC (Ireland)	498	56,498
Quest Diagnostics, Inc.(a)	996	106,363
Universal Health Services, Inc., Class B	342	49,063

		1,479,661

Household & Personal Products — 1.1%
Colgate-Palmolive Co.	1,769	121,778
Kimberly-Clark Corp.	310	42,640
Procter & Gamble Co. (The)(a)	1,066	133,143

		297,561

Insurance — 3.3%
Aflac, Inc.	347	18,356
Allstate Corp. (The)(a)	951	106,940
Assurant, Inc.	49	6,423
Chubb Ltd. (Switzerland)	75	11,674
Cincinnati Financial Corp.	1,651	173,603
Globe Life, Inc.	339	35,680
Hartford Financial Services Group, Inc. (The)	908	55,179
Marsh & McLennan Cos., Inc.(a)	3,385	377,123
Progressive Corp. (The)	1	72
Travelers Cos., Inc. (The)	592	81,074
WR Berkley Corp.	154	10,641

		876,765

Materials — 3.3%
Avery Dennison Corp.	1,002	131,082
Ball Corp.	200	12,934
Celanese Corp.	188	23,147
CF Industries Holdings, Inc.	706	33,704
DuPont de Nemours, Inc.	1,337	85,835
Eastman Chemical Co.	649	51,440
FMC Corp.	372	37,133
Linde PLC (Ireland)	72	15,329
LyondellBasell Industries NV, Class A (Netherlands)	1,130	106,762

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Mosaic Co. (The)	1,755	$37,978
Nucor Corp.	49	2,758
Packaging Corp. of America	1,135	127,109
PPG Industries, Inc.	555	74,087
Sherwin-Williams Co. (The)	179	104,454
Westrock Co.	842	36,130

		879,882

Media & Entertainment — 3.5%
Charter Communications, Inc., Class A(a)*	766	371,571
Comcast Corp., Class A(a)	9,966	448,171
Interpublic Group of Cos., Inc. (The)	1,052	24,301
Omnicom Group, Inc.	1,032	83,613

		927,656

Pharmaceuticals, Biotechnology & Life Sciences — 8.2%
Alexion Pharmaceuticals, Inc.*	509	55,048
Amgen, Inc.	178	42,910
Bristol-Myers Squibb Co.(a)	15,461	992,442
Gilead Sciences, Inc.(a)	1,241	80,640
Johnson & Johnson	454	66,225
Merck & Co., Inc.(a)	7,345	668,028
Mylan NV (Netherlands)*	2,387	47,979
Pfizer, Inc.	5,556	217,684

		2,170,956

Real Estate — 1.2%
CBRE Group, Inc., Class A*	375	22,984
Equity Residential, REIT	52	4,208
Mid-America Apartment Communities, Inc., REIT	369	48,656
Prologis, Inc., REIT	2,305	205,468
Realty Income Corp., REIT	45	3,313
UDR, Inc., REIT(a)	693	32,363

		316,992

Retailing — 9.5%
AutoZone, Inc.*	19	22,635
Best Buy Co., Inc.	221	19,404
Booking Holdings, Inc.*	61	125,277
Dollar General Corp.(a)	2,095	326,778
eBay, Inc.	9,824	354,745
Expedia Group, Inc.	3	324
Gap, Inc. (The)	1,696	29,985
Genuine Parts Co.	259	27,514
Home Depot, Inc. (The)(a)	4,136	903,220

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
LKQ Corp.*	36	$1,285
Ross Stores, Inc.	163	18,976
Target Corp.(a)	5,170	662,846
TJX Cos., Inc. (The)	90	5,495

		2,498,484

Semiconductors & Semiconductor Equipment — 2.0%
Applied Materials, Inc.(a)	6,308	385,040
KLA Corp.	648	115,454
Lam Research Corp.(a)	21	6,140
Qorvo, Inc.*	246	28,593

		535,227

Software & Services — 5.5%
Accenture PLC, Class A (Ireland)	4,131	869,865
FleetCor Technologies, Inc.*	321	92,358
International Business Machines Corp.(a)	1,873	251,057
Oracle Corp.	2,090	110,728
Western Union Co. (The)(a)	4,703	125,946

		1,449,954

Technology Hardware & Equipment — 5.2%
Apple, Inc.(a)	2,946	865,093
Cisco Systems, Inc.	2,590	124,216
F5 Networks, Inc.*	49	6,843
FLIR Systems, Inc.	15	781
TE Connectivity Ltd. (Switzerland)	4,015	384,798
Xerox Holdings Corp.	17	627

		1,382,358

Telecommunication Services — 5.1%
AT&T, Inc.(a)	28,624	1,118,626
Verizon Communications, Inc.	3,771	231,539

		1,350,165

Transportation — 1.5%
Alaska Air Group, Inc.	115	7,791
American Airlines Group, Inc.	233	6,682
CSX Corp.	3,491	252,609
Delta Air Lines, Inc.	1,130	66,082
Kansas City Southern	39	5,973
Southwest Airlines Co.	953	51,443
United Airlines Holdings, Inc.*	86	7,576

		398,156

Utilities — 0.8%
Evergy, Inc.	1,100	71,599

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	2,169	$138,165

		209,764

TOTAL COMMON STOCKS (Cost $21,068,927)		25,107,758

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		1,287,670

NET ASSETS - 100.0%		$26,395,428

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Over-the-counter total return swaps outstanding as of December 31, 2019.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 28, 2024 and August 29, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.9% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2019:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Long

Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	1,674	$54,935	$72,618	$18,428
General Motors Co.	Morgan Stanley	4,216	153,243	154,306	2,526
Harley-Davidson, Inc.	Morgan Stanley	914	34,418	33,992	44

		6,804	242,596	260,916	20,998

Banks
JPMorgan Chase & Co.	Morgan Stanley	369	49,165	51,439	2,456
US Bancorp	Morgan Stanley	1,028	61,259	60,950	293

		1,397	110,424	112,389	2,749

Capital Goods
3M Co.	Morgan Stanley	2,033	337,575	358,662	25,797
Allegion PLC (Ireland)	Morgan Stanley	637	73,980	79,332	5,797
AMETEK, Inc.	Morgan Stanley	2,044	195,578	203,869	9,300
Arconic, Inc.	Morgan Stanley	1,620	50,010	49,847	22
Caterpillar, Inc.	Morgan Stanley	949	136,013	140,148	4,638
Dover Corp.	Morgan Stanley	1,336	137,046	153,987	18,103
Emerson Electric Co.	Morgan Stanley	3,384	248,976	258,064	11,700
Fortune Brands Home & Security, Inc.	Morgan Stanley	851	51,795	55,604	4,189
Honeywell International, Inc.	Morgan Stanley	2,911	494,965	515,247	24,362
Illinois Tool Works, Inc.	Morgan Stanley	827	125,536	148,554	24,637
Ingersoll-Rand PLC (Ireland)	Morgan Stanley	323	41,148	42,933	2,109
Masco Corp.	Morgan Stanley	1,822	84,132	87,438	3,617
Northrop Grumman Corp.	Morgan Stanley	770	267,386	264,857	(812)
Parker-Hannifin Corp.	Morgan Stanley	15	2,393	3,087	717
Pentair PLC (Ireland)	Morgan Stanley	743	30,955	34,081	3,241
Raytheon Co.	Morgan Stanley	967	207,336	212,489	5,920
Rockwell Automation, Inc.	Morgan Stanley	5	1,016	1,013	2
TransDigm Group, Inc.	Morgan Stanley	231	131,701	129,360	5,654
United Technologies Corp.	Morgan Stanley	3,744	536,737	560,701	28,077
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	932	72,822	72,510	41

		26,144	3,227,100	3,371,783	177,111

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	446	$120,129	$120,010	$325
Robert Half International, Inc.	Morgan Stanley	1,392	74,276	87,905	14,336

		1,838	194,405	207,915	14,661

Consumer Durables & Apparel
Hanesbrands, Inc.	Morgan Stanley	2,649	41,708	39,338	(1,820)
Leggett & Platt, Inc.	Morgan Stanley	824	42,640	41,884	(269)
Mohawk Industries, Inc.	Morgan Stanley	317	45,659	43,232	(2,257)
Newell Brands, Inc.	Morgan Stanley	2,289	46,427	43,995	(1,734)
PVH Corp.	Morgan Stanley	759	54,322	79,809	25,745
Whirlpool Corp.	Morgan Stanley	342	54,939	50,455	(3,870)

		7,180	285,695	298,713	15,795

Consumer Services
Hilton Worldwide Holdings, Inc.	Morgan Stanley	186	20,813	20,629	(106)
McDonald’s Corp.	Morgan Stanley	506	98,501	99,991	2,156
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	1,392	72,697	81,307	8,879

		2,084	192,011	201,927	10,929

Diversified Financials
American Express Co.	Morgan Stanley	1,294	154,502	161,090	7,380
Berkshire Hathaway, Inc., Class B	Morgan Stanley	763	163,030	172,820	10,393
BlackRock, Inc.	Morgan Stanley	1,411	590,029	709,310	126,158
Franklin Resources, Inc.	Morgan Stanley	5,840	151,840	151,723	3,540
Invesco Ltd. (Bermuda)	Morgan Stanley	4,975	76,764	89,451	14,513
Moody’s Corp.	Morgan Stanley	640	137,017	151,942	15,753
Nasdaq, Inc.	Morgan Stanley	1,605	158,124	171,896	15,865
T Rowe Price Group, Inc.	Morgan Stanley	2,461	295,541	299,848	9,140

		18,989	1,726,847	1,908,080	202,742

Energy
Apache Corp.	Morgan Stanley	2,277	53,515	58,268	4,952
Chevron Corp.	Morgan Stanley	3,908	456,374	470,953	20,844
ConocoPhillips	Morgan Stanley	7,940	443,001	516,338	78,276
Devon Energy Corp.	Morgan Stanley	4,639	101,687	120,475	20,001
Helmerich & Payne, Inc.	Morgan Stanley	1,094	40,281	49,700	10,345
HollyFrontier Corp.	Morgan Stanley	1,941	88,428	98,428	11,009
Marathon Petroleum Corp.	Morgan Stanley	4,630	218,611	278,958	63,609
Phillips 66	Morgan Stanley	2,118	249,853	235,966	(11,110)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	2,523	56,867	54,093	(2,235)
Valero Energy Corp.	Morgan Stanley	2,647	192,598	247,891	58,388

		33,717	1,901,215	2,131,070	254,079

Food & Staples Retailing
Sysco Corp.	Morgan Stanley	3,884	299,340	332,237	35,519
Walgreens Boots Alliance, Inc.	Morgan Stanley	10,006	508,410	589,954	88,000

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Food & Staples Retailing — (continued)
Walmart, Inc.	Morgan Stanley	655	$78,151	$77,840	$277

		14,545	885,901	1,000,031	123,796

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	13,213	584,760	659,461	98,837
Archer-Daniels-Midland Co.	Morgan Stanley	5,009	216,397	232,167	18,323
Campbell Soup Co.	Morgan Stanley	731	35,148	36,126	1,108
Coca-Cola Co. (The)	Morgan Stanley	3,371	181,451	186,585	7,026
Kellogg Co.	Morgan Stanley	1,578	102,054	109,134	8,119
Kraft Heinz Co. (The)	Morgan Stanley	12,315	309,969	395,681	91,784
Molson Coors Beverage Co., Class B	Morgan Stanley	1,011	54,073	54,493	1,197
Mondelez International, Inc., Class A	Morgan Stanley	1,856	98,802	102,228	4,420
PepsiCo, Inc.	Morgan Stanley	2,246	305,825	306,961	4,049
Philip Morris International, Inc.	Morgan Stanley	2,636	211,260	224,297	17,058

		43,966	2,099,739	2,307,133	251,921

Health Care Equipment & Services
Centene Corp.	Morgan Stanley	4,182	189,528	262,922	74,095
DaVita, Inc.	Morgan Stanley	1,606	87,479	120,498	33,343
Henry Schein, Inc.	Morgan Stanley	5	303	334	32
Humana, Inc.	Morgan Stanley	1	274	367	95
Quest Diagnostics, Inc.	Morgan Stanley	244	24,966	26,057	1,263
Universal Health Services, Inc., Class B	Morgan Stanley	410	60,308	58,819	(1,187)

		6,448	362,858	468,997	107,641

Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	4,162	302,001	286,512	(12,653)
Kimberly-Clark Corp.	Morgan Stanley	1,001	132,708	137,688	6,327
Procter & Gamble Co. (The)	Morgan Stanley	358	44,864	44,714	17

		5,521	479,573	468,914	(6,309)

Insurance
Assurant, Inc.	Morgan Stanley	520	65,063	68,162	3,667
Globe Life, Inc.	Morgan Stanley	276	28,272	29,049	882
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	2,328	138,887	141,473	3,800
Marsh & McLennan Cos., Inc.	Morgan Stanley	1,160	119,727	129,236	9,952
Progressive Corp. (The)	Morgan Stanley	1	69	72	4
Travelers Cos., Inc. (The)	Morgan Stanley	1,136	158,362	155,575	(1,393)
WR Berkley Corp.	Morgan Stanley	131	9,106	9,052	(24)

		5,552	519,486	532,619	16,888

Materials
Ball Corp.	Morgan Stanley	2,763	183,279	178,683	(3,503)
Celanese Corp.	Morgan Stanley	932	113,517	114,748	2,029
CF Industries Holdings, Inc.	Morgan Stanley	949	45,036	45,305	679
DuPont de Nemours, Inc.	Morgan Stanley	6,222	399,019	399,452	3,775
Eastman Chemical Co.	Morgan Stanley	519	41,103	41,136	470
FMC Corp.	Morgan Stanley	918	82,641	91,635	10,071

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Materials — (continued)
International Paper Co.	Morgan Stanley	4,054	$151,579	$186,687	$37,746
Linde PLC (Ireland)	Morgan Stanley	1,476	277,800	314,240	38,725
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	1,820	174,937	171,954	(425)
Mosaic Co. (The)	Morgan Stanley	1,666	34,849	36,052	1,416
Nucor Corp.	Morgan Stanley	38	2,133	2,139	14
PPG Industries, Inc.	Morgan Stanley	1,607	200,326	214,518	15,753
Sherwin-Williams Co. (The)	Morgan Stanley	185	106,603	107,955	1,773
Westrock Co.	Morgan Stanley	1,474	53,868	63,249	10,266

		24,623	1,866,690	1,967,753	118,789

Media & Entertainment
Charter Communications, Inc., Class A	Morgan Stanley	436	199,943	211,495	12,295
Comcast Corp., Class A	Morgan Stanley	5,453	242,131	245,221	3,985
Fox Corp., Class A	Morgan Stanley	6,278	199,578	232,725	35,330
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	2,359	50,999	54,493	4,237
Omnicom Group, Inc.	Morgan Stanley	1,200	91,497	97,224	7,626

		15,726	784,148	841,158	63,473

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	1,524	161,085	164,821	4,331
Amgen, Inc.	Morgan Stanley	2,049	449,813	493,952	48,367
Biogen, Inc.	Morgan Stanley	1,996	440,910	592,273	152,992
Bristol-Myers Squibb Co.	Morgan Stanley	2,057	98,983	132,039	34,266
Gilead Sciences, Inc.	Morgan Stanley	1,243	78,591	80,770	3,672
Johnson & Johnson	Morgan Stanley	1,269	169,071	185,109	17,492
Mylan NV (Netherlands)	Morgan Stanley	2,258	39,025	45,386	6,506
Pfizer, Inc.	Morgan Stanley	6,727	248,819	263,564	15,891

		19,123	1,686,297	1,957,914	283,517

Real Estate
CBRE Group, Inc., Class A	Morgan Stanley	2,636	145,548	161,560	16,551
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	640	87,294	84,390	(2,581)
Prologis, Inc., REIT	Morgan Stanley	1,685	147,444	150,201	4,095
UDR, Inc., REIT	Morgan Stanley	1	46	47	1

		4,962	380,332	396,198	18,066

Retailing
Amazon.com, Inc.	Morgan Stanley	7	12,761	12,935	222
AutoZone, Inc.	Morgan Stanley	219	252,552	260,897	9,278
Best Buy Co., Inc.	Morgan Stanley	176	15,431	15,453	1
Booking Holdings, Inc.	Morgan Stanley	237	440,245	486,734	49,760
Expedia Group, Inc.	Morgan Stanley	45	4,902	4,866	(17)
Gap, Inc. (The)	Morgan Stanley	1,605	27,495	28,376	983
Genuine Parts Co.	Morgan Stanley	1,069	110,630	113,560	4,154
Kohl’s Corp.	Morgan Stanley	1,384	64,714	70,515	7,576

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing — (continued)
LKQ Corp.	Morgan Stanley	3,140	$80,562	$112,098	$31,835

		7,882	1,009,292	1,105,434	103,792

Semiconductors & Semiconductor Equipment
KLA Corp.	Morgan Stanley	712	120,281	126,857	7,442
Qorvo, Inc.	Morgan Stanley	930	66,481	108,094	41,859

		1,642	186,762	234,951	49,301

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	3	631	632	3
Alliance Data Systems Corp.	Morgan Stanley	536	65,521	60,139	(4,463)
International Business Machines Corp.	Morgan Stanley	188	25,310	25,200	(16)
Leidos Holdings, Inc.	Morgan Stanley	1,427	121,637	139,689	19,472
Oracle Corp.	Morgan Stanley	10,378	539,137	549,826	15,449

		12,532	752,236	775,486	30,445

Technology Hardware & Equipment
Cisco Systems, Inc.	Morgan Stanley	18,982	887,518	910,377	32,174
F5 Networks, Inc.	Morgan Stanley	40	5,564	5,586	43
FLIR Systems, Inc.	Morgan Stanley	14	728	729	5
Hewlett Packard Enterprise Co.	Morgan Stanley	6	95	95	1
HP, Inc.	Morgan Stanley	17,069	324,086	350,768	31,105
NetApp, Inc.	Morgan Stanley	2,470	115,645	153,758	39,726
Xerox Holdings Corp.	Morgan Stanley	2,609	81,479	96,194	16,322

		41,190	1,415,115	1,517,507	119,376

Telecommunication Services
Verizon Communications, Inc.	Morgan Stanley	8,098	486,527	497,217	16,129

Transportation
Alaska Air Group, Inc.	Morgan Stanley	1,100	65,617	74,525	9,536
American Airlines Group, Inc.	Morgan Stanley	72	2,110	2,065	(36)
CSX Corp.	Morgan Stanley	1,525	104,804	110,349	6,335
Delta Air Lines, Inc.	Morgan Stanley	5,212	297,745	304,798	10,251
Kansas City Southern	Morgan Stanley	5	763	766	8
Southwest Airlines Co.	Morgan Stanley	4,192	218,403	226,284	9,443
United Airlines Holdings, Inc.	Morgan Stanley	2,237	201,596	197,057	(3,793)

		14,343	891,038	915,844	31,744

Utilities
Evergy, Inc.	Morgan Stanley	735	46,842	47,841	1,258
NRG Energy, Inc.	Morgan Stanley	3,022	116,679	120,125	3,968
Southern Co. (The)	Morgan Stanley	2,033	128,698	129,502	1,281

		5,790	292,219	297,468	6,507

Total Reference Entity — Long			21,978,506	23,777,417	2,034,140

Short

Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(1,191)	(105,225)	(113,109)	(8,665)

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Banks
Citizens Financial Group, Inc.	Morgan Stanley	(780)	$(29,364)	$(31,676)	$(2,729)
Comerica, Inc.	Morgan Stanley	(688)	(45,015)	(49,364)	(5,032)
Huntington Bancshares, Inc.	Morgan Stanley	(3,528)	(51,643)	(53,202)	(2,958)
KeyCorp.	Morgan Stanley	(2,285)	(41,626)	(46,248)	(6,861)
M&T Bank Corp.	Morgan Stanley	(17)	(2,880)	(2,886)	(20)
Regions Financial Corp.	Morgan Stanley	(4,668)	(75,231)	(80,103)	(6,016)
Wells Fargo & Co.	Morgan Stanley	(2,027)	(109,653)	(109,053)	61
Zions Bancorp NA	Morgan Stanley	(482)	(21,360)	(25,025)	(4,354)

		(14,475)	(376,772)	(397,557)	(27,909)

Capital Goods
Boeing Co. (The)	Morgan Stanley	(1,392)	(523,614)	(453,458)	64,751
Fastenal Co.	Morgan Stanley	(2,526)	(84,007)	(93,336)	(10,298)
Flowserve Corp.	Morgan Stanley	(580)	(24,354)	(28,867)	(4,885)
General Electric Co.	Morgan Stanley	(34,894)	(335,158)	(389,417)	(56,529)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(192)	(40,044)	(48,169)	(8,520)
Quanta Services, Inc.	Morgan Stanley	(678)	(25,830)	(27,601)	(1,960)
Roper Technologies, Inc.	Morgan Stanley	(172)	(60,295)	(60,928)	(1,277)
Textron, Inc.	Morgan Stanley	(973)	(46,917)	(43,396)	3,271

		(41,407)	(1,140,219)	(1,145,172)	(15,447)

Commercial & Professional Services
Rollins, Inc.	Morgan Stanley	(1,614)	(56,183)	(53,520)	2,136

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(704)	(22,556)	(26,858)	(4,412)
Hasbro, Inc.	Morgan Stanley	(587)	(68,951)	(61,993)	6,219
NIKE, Inc., Class B	Morgan Stanley	(1,656)	(159,856)	(167,769)	(8,935)
NVR, Inc.	Morgan Stanley	(17)	(62,184)	(64,743)	(2,865)
PulteGroup, Inc.	Morgan Stanley	(1,134)	(42,579)	(43,999)	(1,807)
Ralph Lauren Corp.	Morgan Stanley	(301)	(34,260)	(35,283)	(1,403)
Tapestry, Inc.	Morgan Stanley	(1,222)	(31,729)	(32,957)	(1,796)
Under Armour, Inc., Class C	Morgan Stanley	(2,097)	(40,137)	(40,220)	(281)
VF Corp.	Morgan Stanley	(1,665)	(142,758)	(165,934)	(24,679)

		(9,383)	(605,010)	(639,756)	(39,959)

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(606)	(31,025)	(30,803)	89
Chipotle Mexican Grill, Inc.	Morgan Stanley	(118)	(95,266)	(98,779)	(3,982)
Darden Restaurants, Inc.	Morgan Stanley	(486)	(54,253)	(52,979)	1,008
Las Vegas Sands Corp.	Morgan Stanley	(2,231)	(124,418)	(154,028)	(31,941)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(1,169)	(123,114)	(156,073)	(35,396)
Wynn Resorts Ltd.	Morgan Stanley	(599)	(65,356)	(83,183)	(18,749)

		(5,209)	(493,432)	(575,845)	(88,971)

Diversified Financials
Cboe Global Markets, Inc.	Morgan Stanley	(621)	(74,495)	(74,520)	(840)
Charles Schwab Corp. (The)	Morgan Stanley	(2,401)	(109,946)	(114,192)	(5,713)

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Diversified Financials — (continued)
CME Group, Inc.	Morgan Stanley	(470)	$(100,937)	$(94,338)	$4,473
E*TRADE Financial Corp.	Morgan Stanley	(1,115)	(49,762)	(50,587)	(1,226)
State Street Corp.	Morgan Stanley	(1,538)	(91,786)	(121,656)	(31,511)

		(6,145)	(426,926)	(455,293)	(34,817)

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(1,738)	(32,175)	(30,258)	1,585
Cimarex Energy Co.	Morgan Stanley	(568)	(24,161)	(29,814)	(5,886)
Concho Resources, Inc.	Morgan Stanley	(1,122)	(83,738)	(98,254)	(15,069)
Diamondback Energy, Inc.	Morgan Stanley	(808)	(79,756)	(75,031)	4,181
EOG Resources, Inc.	Morgan Stanley	(2,384)	(193,176)	(199,684)	(8,146)
Exxon Mobil Corp.	Morgan Stanley	(5,860)	(408,787)	(408,911)	(6,699)
Halliburton Co.	Morgan Stanley	(484)	(11,915)	(11,843)	34
Hess Corp.	Morgan Stanley	(1,431)	(90,989)	(95,605)	(5,779)
Kinder Morgan, Inc.	Morgan Stanley	(1,105)	(23,230)	(23,393)	(277)
Marathon Oil Corp.	Morgan Stanley	(3,426)	(39,924)	(46,525)	(6,968)
National Oilwell Varco, Inc.	Morgan Stanley	(1,617)	(37,111)	(40,506)	(3,668)
Noble Energy, Inc.	Morgan Stanley	(2,694)	(61,174)	(66,919)	(6,370)
Occidental Petroleum Corp.	Morgan Stanley	(3,738)	(157,027)	(154,043)	(743)
ONEOK, Inc.	Morgan Stanley	(2,304)	(160,325)	(174,344)	(16,923)
Pioneer Natural Resources Co.	Morgan Stanley	(739)	(98,590)	(111,862)	(14,408)
Schlumberger Ltd. (Curacao)	Morgan Stanley	(5,754)	(199,297)	(231,311)	(36,183)
Williams Cos., Inc. (The)	Morgan Stanley	(5,969)	(143,748)	(141,585)	(3,081)

		(41,741)	(1,845,123)	(1,939,888)	(124,400)

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	(1)	(293)	(294)	(2)
Kroger Co. (The)	Morgan Stanley	(3,221)	(89,345)	(93,377)	(4,472)

		(3,222)	(89,638)	(93,671)	(4,474)

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(2,665)	(156,835)	(180,154)	(25,000)
Hormel Foods Corp.	Morgan Stanley	(2,497)	(105,623)	(112,640)	(8,061)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(563)	(91,825)	(95,558)	(4,740)

		(5,725)	(354,283)	(388,352)	(37,801)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(3,480)	(293,126)	(302,273)	(11,753)
ABIOMED, Inc.	Morgan Stanley	(242)	(44,401)	(41,283)	2,900
Align Technology, Inc.	Morgan Stanley	(422)	(75,860)	(117,755)	(42,269)
Baxter International, Inc.	Morgan Stanley	(2,371)	(206,203)	(198,263)	5,917
Becton Dickinson and Co.	Morgan Stanley	(202)	(51,452)	(54,938)	(6,819)
Boston Scientific Corp.	Morgan Stanley	(6,292)	(267,347)	(284,524)	(18,495)
Cardinal Health, Inc.	Morgan Stanley	(1,170)	(59,634)	(59,179)	545
Cerner Corp.	Morgan Stanley	(1,518)	(103,725)	(111,406)	(8,738)
Cooper Cos., Inc. (The)	Morgan Stanley	(240)	(77,033)	(77,110)	(456)
DENTSPLY SIRONA, Inc.	Morgan Stanley	(1,207)	(61,955)	(68,304)	(6,895)

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services — (continued)
Edwards Lifesciences Corp.	Morgan Stanley	(393)	$(87,509)	$(91,683)	$(4,605)
Hologic, Inc.	Morgan Stanley	(704)	(34,250)	(36,756)	(3,156)
IDEXX Laboratories, Inc.	Morgan Stanley	(479)	(136,800)	(125,081)	11,045
Intuitive Surgical, Inc.	Morgan Stanley	(466)	(243,634)	(275,476)	(33,042)
STERIS PLC (Ireland)	Morgan Stanley	(338)	(51,286)	(51,518)	(484)
Stryker Corp.	Morgan Stanley	(88)	(19,197)	(18,475)	532
Teleflex, Inc.	Morgan Stanley	(226)	(81,276)	(85,075)	(4,276)
Varian Medical Systems, Inc.	Morgan Stanley	(368)	(47,989)	(52,260)	(4,507)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(1,147)	(158,207)	(171,683)	(14,808)

		(21,353)	(2,100,884)	(2,223,042)	(139,364)

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(4,222)	(40,063)	(47,497)	(8,651)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(1,524)	(287,273)	(314,767)	(29,641)

		(5,746)	(327,336)	(362,264)	(38,292)

Insurance
Arthur J Gallagher & Co.	Morgan Stanley	(733)	(66,920)	(69,804)	(3,612)
Principal Financial Group, Inc.	Morgan Stanley	(754)	(41,714)	(41,470)	(380)
Prudential Financial, Inc.	Morgan Stanley	(1,520)	(139,800)	(142,485)	(4,999)
Unum Group	Morgan Stanley	(998)	(29,231)	(29,102)	(298)
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(537)	(100,302)	(108,442)	(8,983)

		(4,542)	(377,967)	(391,303)	(18,272)

Materials
Albemarle Corp.	Morgan Stanley	(592)	(36,645)	(43,240)	(7,212)
Corteva, Inc.	Morgan Stanley	(3,481)	(101,889)	(102,898)	(1,964)
Dow, Inc.	Morgan Stanley	(2,569)	(141,000)	(140,601)	(2,312)
Freeport-McMoRan, Inc.	Morgan Stanley	(7,148)	(72,052)	(93,782)	(22,442)
Newmont Goldcorp Corp.	Morgan Stanley	(3,812)	(156,227)	(165,631)	(11,241)
Sealed Air Corp.	Morgan Stanley	(202)	(8,039)	(8,046)	(46)
Vulcan Materials Co.	Morgan Stanley	(132)	(18,908)	(19,007)	(191)

		(17,936)	(534,760)	(573,205)	(45,408)

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	(3,266)	(179,667)	(194,066)	(15,284)
Electronic Arts, Inc.	Morgan Stanley	(1,263)	(123,735)	(135,785)	(12,660)
Live Nation Entertainment, Inc.	Morgan Stanley	(854)	(60,484)	(61,035)	(849)
Netflix, Inc.	Morgan Stanley	(855)	(250,536)	(276,652)	(27,351)
News Corp., Class A	Morgan Stanley	(1,189)	(16,696)	(16,812)	(198)
Take-Two Interactive Software, Inc.	Morgan Stanley	(632)	(82,942)	(77,376)	5,157
Twitter, Inc.	Morgan Stanley	(3,576)	(154,926)	(114,611)	39,552

		(11,635)	(868,986)	(876,337)	(11,633)

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(1,297)	(98,216)	(110,647)	(13,148)
Eli Lilly & Co.	Morgan Stanley	(3,220)	(365,241)	(423,205)	(61,618)
Illumina, Inc.	Morgan Stanley	(690)	(199,704)	(228,901)	(30,181)
Incyte Corp.	Morgan Stanley	(1,222)	(95,034)	(106,705)	(12,139)

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
IQVIA Holdings, Inc.	Morgan Stanley	(1,082)	$(166,044)	$(167,180)	$(1,954)
Mettler-Toledo International, Inc.	Morgan Stanley	(97)	(69,663)	(76,948)	(8,064)
PerkinElmer, Inc.	Morgan Stanley	(521)	(45,280)	(50,589)	(5,568)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(569)	(28,554)	(29,394)	(1,100)
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	(526)	(170,569)	(197,502)	(27,773)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(366)	(112,512)	(118,902)	(7,148)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(1,226)	(214,517)	(268,433)	(54,973)
Waters Corp.	Morgan Stanley	(272)	(58,059)	(63,553)	(5,779)
Zoetis, Inc.	Morgan Stanley	(928)	(112,251)	(122,821)	(13,019)

		(12,016)	(1,735,644)	(1,964,780)	(242,464)

Real Estate
American Tower Corp., REIT	Morgan Stanley	(1,583)	(361,505)	(363,805)	(6,087)
Crown Castle International Corp., REIT	Morgan Stanley	(1,956)	(287,221)	(278,045)	3,212
Digital Realty Trust, Inc., REIT	Morgan Stanley	(279)	(32,808)	(33,407)	(760)
Equinix, Inc., REIT	Morgan Stanley	(360)	(201,806)	(210,132)	(10,206)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(3,091)	(51,535)	(57,338)	(6,829)
Iron Mountain, Inc., REIT	Morgan Stanley	(1,480)	(48,762)	(47,168)	(465)
Regency Centers Corp., REIT	Morgan Stanley	(700)	(46,596)	(44,163)	1,845
SBA Communications Corp., REIT	Morgan Stanley	(628)	(169,010)	(151,342)	16,602
Simon Property Group, Inc., REIT	Morgan Stanley	(1,280)	(200,688)	(190,669)	6,342
SL Green Realty Corp., REIT	Morgan Stanley	(346)	(28,610)	(31,790)	(3,627)
Ventas, Inc., REIT	Morgan Stanley	(134)	(7,543)	(7,737)	(337)
Vornado Realty Trust, REIT	Morgan Stanley	(799)	(51,847)	(53,133)	(3,483)
Weyerhaeuser Co., REIT	Morgan Stanley	(3,426)	(91,207)	(103,465)	(15,021)

		(16,062)	(1,579,138)	(1,572,194)	(18,814)

Retailing
CarMax, Inc.	Morgan Stanley	(678)	(61,301)	(59,440)	1,559
Dollar Tree, Inc.	Morgan Stanley	(1,010)	(112,087)	(94,991)	16,544
L Brands, Inc.	Morgan Stanley	(1,146)	(20,111)	(20,765)	(1,070)
Lowe’s Cos., Inc.	Morgan Stanley	(2,214)	(261,099)	(265,149)	(5,336)
Macy’s, Inc.	Morgan Stanley	(1,429)	(25,488)	(24,293)	(10)
Nordstrom, Inc.	Morgan Stanley	(662)	(22,767)	(27,096)	(4,685)
O’Reilly Automotive, Inc.	Morgan Stanley	(96)	(42,334)	(42,073)	(1,246)
Tiffany & Co.	Morgan Stanley	(555)	(47,457)	(74,176)	(27,596)
Ulta Beauty, Inc.	Morgan Stanley	(236)	(62,732)	(59,741)	2,682

		(8,026)	(655,376)	(667,724)	(19,158)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(2,576)	(101,639)	(118,135)	(16,997)
Analog Devices, Inc.	Morgan Stanley	(1,546)	(168,838)	(183,727)	(16,556)
Broadcom, Inc.	Morgan Stanley	(1,284)	(389,410)	(405,770)	(25,137)
Maxim Integrated Products, Inc.	Morgan Stanley	(1,158)	(64,560)	(71,229)	(7,542)
Microchip Technology, Inc.	Morgan Stanley	(1,125)	(106,972)	(117,810)	(11,777)
Micron Technology, Inc.	Morgan Stanley	(5,164)	(238,710)	(277,720)	(40,187)
NVIDIA Corp.	Morgan Stanley	(1,881)	(340,274)	(442,599)	(109,288)

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
QUALCOMM, Inc.	Morgan Stanley	(4,791)	$(405,329)	$(422,710)	$(22,349)
Skyworks Solutions, Inc.	Morgan Stanley	(782)	(60,496)	(94,528)	(34,674)
Xilinx, Inc.	Morgan Stanley	(391)	(38,381)	(38,228)	(36)

		(20,698)	(1,914,609)	(2,172,456)	(284,543)

Software & Services
Adobe, Inc.	Morgan Stanley	(528)	(152,085)	(174,140)	(22,804)
Akamai Technologies, Inc.	Morgan Stanley	(904)	(80,232)	(78,088)	1,750
ANSYS, Inc.	Morgan Stanley	(101)	(21,466)	(25,998)	(6,625)
Autodesk, Inc.	Morgan Stanley	(965)	(149,257)	(177,039)	(28,604)
Cadence Design Systems, Inc.	Morgan Stanley	(349)	(23,629)	(24,207)	(849)
Citrix Systems, Inc.	Morgan Stanley	(558)	(55,327)	(61,882)	(7,023)
DXC Technology Co.	Morgan Stanley	(1,094)	(37,127)	(41,123)	(4,409)
Fidelity National Information Services, Inc.	Morgan Stanley	(1,843)	(243,969)	(256,343)	(14,203)
Fiserv, Inc.	Morgan Stanley	(2,213)	(237,641)	(255,889)	(19,420)
Fortinet, Inc.	Morgan Stanley	(802)	(63,984)	(85,622)	(21,952)
Gartner, Inc.	Morgan Stanley	(335)	(46,922)	(51,623)	(5,203)
Global Payments, Inc.	Morgan Stanley	(594)	(101,365)	(108,441)	(8,099)
Intuit, Inc.	Morgan Stanley	(1,055)	(273,248)	(276,336)	(4,435)
NortonLifeLock, Inc.	Morgan Stanley	(3,474)	(80,978)	(88,656)	(8,513)
PayPal Holdings, Inc.	Morgan Stanley	(1,721)	(179,966)	(186,161)	(7,081)
salesforce.com, Inc.	Morgan Stanley	(1,344)	(208,796)	(218,588)	(10,821)
ServiceNow, Inc.	Morgan Stanley	(608)	(169,051)	(171,651)	(3,433)
Synopsys, Inc.	Morgan Stanley	(616)	(85,668)	(85,747)	(510)
VeriSign, Inc.	Morgan Stanley	(493)	(93,469)	(94,991)	(1,982)

		(19,597)	(2,304,180)	(2,462,525)	(174,216)

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(101)	(24,947)	(20,543)	4,282
Corning, Inc.	Morgan Stanley	(3,706)	(111,106)	(107,882)	1,936
IPG Photonics Corp.	Morgan Stanley	(296)	(37,078)	(42,896)	(6,001)
Seagate Technology PLC (Ireland)	Morgan Stanley	(575)	(34,120)	(34,212)	(260)
Western Digital Corp.	Morgan Stanley	(1,378)	(73,640)	(87,462)	(14,873)

		(6,056)	(280,891)	(292,995)	(14,916)

Telecommunication Services
T-Mobile US, Inc.	Morgan Stanley	(143)	(11,163)	(11,214)	(105)

Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	(193)	(15,027)	(15,093)	(151)
FedEx Corp.	Morgan Stanley	(1,158)	(170,418)	(175,101)	(6,276)
Old Dominion Freight Line, Inc.	Morgan Stanley	(323)	(60,296)	(61,299)	(1,300)
United Parcel Service, Inc., Class B	Morgan Stanley	(70)	(8,326)	(8,194)	91

		(1,744)	(254,067)	(259,687)	(7,636)

Utilities
Alliant Energy Corp.	Morgan Stanley	(1,255)	(66,985)	(68,674)	(2,464)

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Utilities — (continued)
Ameren Corp.	Morgan Stanley	(1,155)	$(87,527)	$(88,704)	$(2,729)
American Electric Power Co., Inc.	Morgan Stanley	(2,320)	(207,942)	(219,263)	(13,970)
American Water Works Co., Inc.	Morgan Stanley	(850)	(107,134)	(104,423)	1,759
Atmos Energy Corp.	Morgan Stanley	(561)	(60,745)	(62,753)	(2,630)
CenterPoint Energy, Inc.	Morgan Stanley	(2,362)	(71,797)	(64,412)	6,352
CMS Energy Corp.	Morgan Stanley	(1,202)	(75,862)	(75,534)	(422)
Consolidated Edison, Inc.	Morgan Stanley	(1,544)	(135,517)	(139,686)	(5,979)
Dominion Energy, Inc.	Morgan Stanley	(973)	(77,412)	(80,584)	(5,212)
DTE Energy Co.	Morgan Stanley	(844)	(110,313)	(109,610)	(1,492)
Duke Energy Corp.	Morgan Stanley	(3,424)	(321,715)	(312,303)	4,590
Edison International	Morgan Stanley	(1,569)	(112,623)	(118,318)	(8,211)
Entergy Corp.	Morgan Stanley	(1,091)	(125,739)	(130,702)	(6,597)
Eversource Energy	Morgan Stanley	(1,506)	(120,917)	(128,115)	(9,406)
Exelon Corp.	Morgan Stanley	(3,348)	(157,303)	(152,635)	3,278
FirstEnergy Corp.	Morgan Stanley	(2,470)	(112,434)	(120,042)	(9,100)
NextEra Energy, Inc.	Morgan Stanley	(1,377)	(305,521)	(333,454)	(31,725)
NiSource, Inc.	Morgan Stanley	(2,083)	(62,808)	(57,991)	4,090
Pinnacle West Capital Corp.	Morgan Stanley	(528)	(50,646)	(47,483)	2,500
PPL Corp.	Morgan Stanley	(3,294)	(101,291)	(118,189)	(18,756)
Public Service Enterprise Group, Inc.	Morgan Stanley	(2,110)	(131,952)	(124,596)	5,715
Sempra Energy	Morgan Stanley	(1,146)	(162,854)	(173,596)	(12,653)
WEC Energy Group, Inc.	Morgan Stanley	(1,484)	(141,143)	(136,869)	2,703
Xcel Energy, Inc.	Morgan Stanley	(2,420)	(156,754)	(153,646)	376

		(40,916)	(3,064,934)	(3,121,582)	(99,983)

Total Reference Entity — Short			(21,502,746)	(22,753,471)	(1,495,111)

Net Value of Reference Entity			$475,760	$1,023,946	$539,029

*	Includes $(9,157) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $539,029, which are considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.